ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

19.    ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

			Unrealized/
			(realized)
			holding gain
		Foreign	on available-
		currency	for-sale
		translation	investments	Total
	Note	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2017		(189)	905	716
Other comprehensive (loss)/income before reclassification		2,748	(4,195)	(1,447)
Amounts reclassified from accumulated other comprehensive income		—	3,290	3,290
Balance as of December 31, 2017		2,559	—	2,559
Other comprehensive income/(loss) before reclassification		(1,037)	—	(1,037)
Amounts reclassified from accumulated other comprehensive income		—	—	—
Balance as of December 31, 2018		1,522	—	1,522
Balance as of December 31, 2018, in US$		221	—	221